Stock Options and Other Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2012
Stock options | LINTA
Stock Options and Other Share-Based Payments
Schedule of stock option activity
A summary of the activity of the Liberty Incentive Plan with respect to the LINTA Options granted to QVC employees and officers as of and during the years ended December 31, 2012, 2011 and 2010 is presented below:

	Options	Weighted average exercise price	Aggregate intrinsic value (000s)	Weighted average remaining life (years)
Outstanding at January 1, 2010	11,158,534	$4.92	$66,109	6.2
Granted	3,459,829	12.97
Exercised	(1,810,458)	4.59
Forfeited	(434,559)	5.86
Outstanding at December 31, 2010	12,373,346	7.18	106,270	5.4
Granted	5,883,749	15.99
Exercised	(1,759,090)	5.41
Forfeited	(1,057,706)	7.76
Outstanding at December 31, 2011	15,440,299	10.70	85,216	5.1
Granted	5,373,916	16.44
Exercised	(5,037,685)	6.10
Option Exchange, granted	4,326,392	19.26
Option Exchange, exercised	(5,218,291)	14.48
Forfeited	(142,639)	12.85
Outstanding at December 31, 2012	14,741,992	14.53	75,897	4.6
Exercisable at December 31, 2012	5,528,824	$11.92	$42,899	3.8

Schedule of fair value assumptions
During the years ended December 31, 2012, 2011 and 2010, the fair value of each LINTA Option was determined as of the date of grant using the Black‑Scholes option pricing model with the following assumptions:

	2012	2011	2010
Weighted average expected volatility	41.9%	44.8%	46.4%
Expected term (years)	5.2	5.9	4.6
Risk free interest rate	0.8%	1.2%-2.5%	2.3%
Expected dividend yield	—	—	—

Stock options | LVNTA
Stock Options and Other Share-Based Payments
Schedule of stock option activity
A summary of the activity of the Liberty Incentive Plan with respect to the LVNTA Options granted to QVC employees and officers as of and during the year ended December 31, 2012 is presented below:

	Options	Weighted average exercise price	Aggregate intrinsic value (000's)	Weighted average remaining life (years)
Outstanding at January 1, 2012	—	$—	$—	—
Granted	328,617	36.82
Exercised	(59,967)	17.65
Option Exchange, granted	160,639	58.80
Option Exchange, exercised	(208,683)	36.01
Forfeited	—	—
Outstanding at December 31, 2012	220,606	58.80	1,977	4.6
Exercisable at December 31, 2012	59,967	$58.80	$537	3.6

Schedule of fair value assumptions
During the year ended December 31, 2012, the fair value of each LVNTA Option was determined as of the date of grant using the Black‑Scholes option pricing model with the following assumptions:

2012
Weighted average expected volatility	49.9%
Expected term (years)	4.9
Risk free interest rate	0.6%
Expected dividend yield	—

Restricted shares | LINTA
Stock Options and Other Share-Based Payments
Schedule of restricted stock activity
A summary of the activity of the Liberty Incentive Plan with respect to the LINTA restricted shares granted to QVC employees and officers as of and during the years ended December 31, 2012, 2011 and 2010 is presented below:

	Restricted Shares	Weighted average grant date fair value
Outstanding at January 1, 2010	1,315,310	$3.59
Granted	586,586	12.97
Lapsed	(322,077)	3.60
Forfeited	(61,650)	4.83
Outstanding at December 31, 2010	1,518,169	7.16
Granted	375,160	16.33
Lapsed	(443,478)	6.39
Forfeited	(139,379)	8.69
Outstanding at December 31, 2011	1,310,472	9.83
Granted	657,247	16.84
Lapsed	(490,150)	8.09
Forfeited	(23,421)	13.25
Outstanding at December 31, 2012	1,454,148	$12.75

Restricted shares | LVNTA
Stock Options and Other Share-Based Payments
Schedule of restricted stock activity
A summary of the activity of the Liberty Incentive Plan with respect to the LVNTA restricted shares granted to QVC employees and officers as of and during the year ended December 31, 2012 is presented below:

	Restricted Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2012	—	$—
Granted	66,350	31.72
Lapsed	(461)	22.78
Forfeited	(347)	36.75
Outstanding at December 31, 2012	65,542	$31.75